Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 1.9%
Security	Shares	Value
Eaton Vance Floating-Rate Advantaged Fund, Class R6(1)	1,186,441	$ 11,900,000
Eaton Vance Floating-Rate Fund, Class R6(1)	4,215,382	35,367,057
Total Affiliated Investment Funds (identified cost $47,400,000)		$ 47,267,057

Asset-Backed Securities — 13.2%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(2)	$3,084	$ 1,866,207
ACHV ABS Trust:
Series 2023-3PL, Class B, 7.17%, 8/19/30(2)	49	48,641
Series 2023-4CP, Class B, 7.24%, 11/25/30(2)	329	330,234
Series 2024-3AL, Class C, 5.68%, 12/26/31(2)	3,521	3,529,776
Series 2024-3AL, Class D, 6.75%, 12/26/31(2)	5,050	5,081,026
ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(2)	3,005	3,016,221
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(2)	500	473,902
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(2)	4,571	4,541,964
Barings CLO Ltd., Series 2019-4A, Class D2R, 9.256%, (3 mo. SOFR + 4.60%), 7/15/37(2)(3)	2,500	2,534,893
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.967%, (3 mo. SOFR + 4.35%), 3/13/37(2)(3)	3,000	3,070,731
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 9.156%, (3 mo. SOFR + 4.50%), 7/15/37(2)(3)	1,000	1,014,878
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, 6.618%, (3 mo. SOFR + 1.962%), 1/15/35(2)(3)	3,000	3,007,956
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(2)	8,000	7,862,771
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.217%, (3 mo. SOFR + 3.60%), 4/19/37(2)(3)	2,500	2,553,410
Bryant Park Funding Ltd., Series 2024-22A, Class D, 8.956%, (3 mo. SOFR + 4.30%), 4/15/37(2)(3)	3,000	3,019,338
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/39(2)	7,029	6,473,727
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(2)	9,055	9,010,414
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	3,151	2,837,455
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(2)(4)	2,800	1,863,842
Security	Principal Amount (000's omitted)	Value
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(2)	$4,300	$ 4,065,165
Series 2021-1A, Class C, 5.99%, 12/26/51(2)	2,900	2,732,114
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(2)	1,754	1,760,856
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(2)	992	922,276
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(2)	1,000	911,264
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(2)	1,851	1,835,992
Series 2019-2A, Class A2, 3.981%, 10/20/49(2)	8,056	7,870,961
Dryden 77 CLO Ltd., Series 2020-77A, Class BR, 6.433%, (3 mo. SOFR + 1.912%), 5/20/34(2)(3)	1,200	1,201,678
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(2)(3)	2,500	2,541,868
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.982%, (3 mo. SOFR + 4.35%), 7/18/37(2)(3)	1,000	1,023,018
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.417%, (3 mo. SOFR + 3.80%), 4/20/37(2)(3)	2,500	2,558,653
Empower CLO Ltd., Series 2024-1A, Class D1, 8.376%, (3 mo. SOFR + 3.75%), 4/25/37(2)(3)	3,000	3,042,054
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(2)	1,307	1,236,022
Series 2019-1, Class B, 4.791%, 9/15/39(2)	3,588	3,181,443
Series 2019-1, Class C, 6.656%, 9/15/39(2)	3,467	3,081,493
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(2)	3,093	2,939,742
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(2)	3,615	3,422,795
Series 2021-SFR1, Class G, 3.835%, 8/17/38(2)	4,949	4,658,455
Series 2021-SFR2, Class G, 3.406%, 9/17/38(2)	4,000	3,718,352
Series 2021-SFR3, Class G, 3.981%, 12/17/38(2)	4,000	3,708,372
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(2)	9,220	9,159,842
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(2)(5)	2,285	2,110,405
Series 2021-GT2, Class A, 3.85%, 10/25/26(2)(5)	1,690	1,567,864
Series 2022-GT2, Class A, 7.90%, 7/25/27(2)	6,197	6,285,554
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967% to 12/15/26, 12/15/44(2)(6)	607	577,552
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 8.167%, (3 mo. SOFR + 3.55%), 4/20/37(2)(3)	1,500	1,525,370
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(2)	6,641	6,671,693
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.626%, (3 mo. SOFR + 4.00%), 4/25/37(2)(3)	3,000	3,043,284
Goto Foods Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(2)	2,313	2,281,012

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Goto Foods Funding LLC: (continued)
Series 2022-1, Class A2, 7.206%, 7/30/52(2)	$1,960	$ 2,001,588
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(2)(3)	2,500	2,540,018
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(2)	6,724	6,355,157
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(2)	1,273	1,210,199
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(2)	7,406	7,194,990
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(2)	65	64,828
Series 2021-3, Class E, 2.102%, 2/26/29(2)	38	38,184
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(2)	4,635	3,548,210
Series 2020-3GS, Class C, 3.50%, 12/20/47(2)	3,855	2,902,234
Series 2021-1GS, Class C, 3.50%, 1/20/48(2)	1,426	1,077,675
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(2)	387	375,925
Series 2020-1A, Class C, 6.413%, 2/15/45(2)	160	151,938
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(2)	5,584	5,108,118
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.782%, (3 mo. SOFR + 3.15%), 7/18/37(2)(3)	2,500	2,535,080
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.806%, (3 mo. SOFR + 4.15%), 7/15/36(2)(3)	1,000	1,003,036
Series 2019-22A, Class DRR, 7.556%, (3 mo. SOFR + 2.90%), 7/15/36(2)(3)	2,000	2,019,106
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(6)	5,788	5,804,504
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(2)	1,258	1,118,875
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(2)	118	112,766
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(2)	5,319	5,203,952
Series 2024-1, Class B, 6.09%, 8/15/49(2)	3,207	3,105,520
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(2)	3,865	3,567,099
Series 2023-1A, Class A2, 7.308%, 1/30/53(2)	5,045	5,130,645
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, 11/25/31(2)	6,970	7,018,971
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(2)	200	193,347
Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	1,371	1,313,472
Security	Principal Amount (000's omitted)	Value
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 9.317%, (3 mo. SOFR + 4.70%), 7/20/37(2)(3)	$2,000	$ 2,013,970
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 9.017%, (3 mo. SOFR + 4.40%), 10/20/37(2)(3)	1,500	1,508,262
Series 2023-27A, Class DR, 7.997%, (3 mo. SOFR + 3.35%), 7/16/35(2)(3)	2,000	2,016,254
Series 2024-32A, Class D1, 8.376%, (3 mo. SOFR + 3.75%), 4/23/37(2)(3)	3,000	3,059,979
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28(2)	232	232,125
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(2)	4,101	3,970,528
Series 2021-C, Class C, 3.61%, 10/8/31(2)	8,107	7,901,334
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(2)	136	134,370
Series 2021-3, Class C, 3.27%, 5/15/29(2)	1,349	1,283,992
Series 2021-5, Class C, 3.93%, 8/15/29(2)	3,158	3,068,936
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(2)	1,323	1,048,513
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.532%, (3 mo. SOFR + 3.90%), 4/18/37(2)(3)	3,000	3,068,616
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(2)	2,318	2,137,397
Series 2024-1A, Class A2I, 5.765%, 6/5/54(2)	6,085	6,120,520
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 7.454%, (1 mo. SOFR + 3.115%), 3/25/26(2)(3)	390	391,865
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.819%, (30-day SOFR Average + 4.25%), 5/25/27(2)(3)	2,157	2,189,041
Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(2)(3)	2,800	2,839,041
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(2)	2,693	2,360,139
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(2)	418	418,586
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(2)	4,877	3,371,117
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(2)	632	576,608
Series 2020-1, Class A2II, 3.337%, 1/30/51(2)	739	628,675
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(2)	4,636	4,509,101
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(2)	3,744	3,616,382
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(2)	1,096	1,073,783
STAR Trust:
Series 2021-SFR1, Class G, 7.713%, (1 mo. SOFR + 3.314%), 4/17/38(2)(3)	4,844	4,721,771

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
STAR Trust: (continued)
Series 2021-SFR1, Class H, 8.963%, (1 mo. SOFR + 4.564%), 4/17/38(2)(3)	$1,600	$ 1,517,061
Series 2024-SFR4, Class D, 7.347%, (1 mo. SOFR + 2.95%), 10/17/41(2)(3)	2,405	2,409,801
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(2)	7,064	6,894,243
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(2)	893	751,942
Series 2021-B, Class B, 2.01%, 7/20/48(2)	2,147	1,800,781
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(2)	1,545	1,237,844
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(2)	2,587	1,466,405
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(2)	3,473	3,245,077
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(2)	7,818	6,382,071
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(2)	3,858	3,659,951
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(2)	3,088	2,820,542
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(2)	2,581	2,683,073
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(2)	5,000	4,567,827
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(2)	1,361	1,272,977
Series 2020-A, Class C, 6.657%, 3/15/45(2)	361	354,618
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(2)	1,877	1,944,564
Total Asset-Backed Securities (identified cost $330,751,056)		$ 329,737,654

Collateralized Mortgage Obligations — 4.7%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(2)(5)	$2,000	$ 1,937,914
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(2)(6)	1,864	1,786,468
CFMT LLC:
Series 2023-HB11, Class M2, 4.00%, 2/25/37(2)(5)	2,500	2,371,191
Series 2024-HB13, Class M2, 3.00%, 5/25/34(2)(5)	500	462,865
Security	Principal Amount (000's omitted)	Value
CFMT LLC: (continued)
Series 2024-HB13, Class M3, 3.00%, 5/25/34(2)(5)	$700	$ 637,281
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(2)	4,803	4,973,124
Series 2024-2, Class A, 8.79%, 11/25/59(2)(5)	3,475	3,621,072
Series 2024-3, Class A, 10.262%, 1/25/60(2)(5)	6,987	7,242,115
EFMT, Series 2024-RM3, Class A1A, 5.00%, 12/25/54(2)	1,850	1,736,101
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	252	250,194
Series 5402, Class BZ, 6.00%, 4/25/54	1,192	1,187,182
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(3)	13,039	13,058,606
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 7.969%, (30-day SOFR Average + 3.40%), 8/25/33(2)(3)	2,165	2,445,636
Series 2021-DNA2, Class B2, 10.569%, (30-day SOFR Average + 6.00%), 8/25/33(2)(3)	4,490	5,356,928
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.033%, (30-day SOFR Average + 4.464%), 7/25/31(2)(3)	1,306	1,412,056
Series 2019-R03, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 9/25/31(2)(3)	910	969,315
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(2)(3)	7,086	7,384,946
Series 2019-R07, Class 1B1, 8.083%, (30-day SOFR Average + 3.514%), 10/25/39(2)(3)	2,738	2,847,744
Series 2020-R02, Class 2B1, 7.683%, (30-day SOFR Average + 3.114%), 1/25/40(2)(3)	1,612	1,657,232
Series 2021-R01, Class 1B2, 10.569%, (30-day SOFR Average + 6.00%), 10/25/41(2)(3)	1,995	2,117,239
Series 2021-R02, Class 2B1, 7.869%, (30-day SOFR Average + 3.30%), 11/25/41(2)(3)	584	605,216
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,016,471
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,066,219
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,207,627
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,207,517
Series 2023-102, Class SG, 5.386%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(7)	1,354	1,334,404
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,741,823
Series 2023-133, Class S, 7.786%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	3,041	3,172,186
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,605,044
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,781,368
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,047,651
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,621,544
Home RE Ltd., Series 2021-2, Class B1, 8.719%, (30-day SOFR Average + 4.15%), 1/25/34(2)(3)	3,670	3,744,114

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.305%, (30-day SOFR Average + 1.70%), 3/20/54(2)(3)	$2,726	$ 2,751,641
JPM Lending Facility, 11.305%, (SOFR + 7.00%), 7/15/29(3)	1,650	1,654,539
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(2)(6)	2,550	2,582,359
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(2)(6)	1,624	1,652,518
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(2)(6)	2,759	2,813,682
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(2)(6)	4,645	4,700,942
MFA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(2)(6)	1,252	1,253,127
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(2)(6)	3,425	3,469,300
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(5)	4,400	4,417,632
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(2)	1,285	903,761
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(2)(6)	3,000	3,024,566
Total Collateralized Mortgage Obligations (identified cost $115,694,665)		$ 117,830,460

Commercial Mortgage-Backed Securities — 6.6%
Security	Principal Amount (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class B, 7.069%, 12/10/41(2)(5)	$6,485	$ 6,637,362
Series 2024-MAR, Class C, 7.766%, 12/10/41(2)(5)	5,720	5,887,768
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(2)(5)	7,255	3,769,849
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(2)(5)	7,215	1,518,537
BAMLL Trust:
Series 2024-BHP, Class A, 6.747%, (1 mo. SOFR + 2.35%), 8/15/39(2)(3)	5,864	5,905,974
Series 2024-BHP, Class C, 7.997%, (1 mo. SOFR + 3.60%), 8/15/39(2)(3)	1,700	1,713,939
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.529%, 2/15/50(2)(5)	3,500	2,184,938
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 6.194%, (1 mo. SOFR + 1.797%), 7/15/35(2)(3)	3,000	2,989,762
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(2)(3)	$6,379	$ 6,347,006
Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(2)(3)	474	473,486
Series 2022-CSMO, Class B, 7.538%, (1 mo. SOFR + 3.141%), 6/15/27(2)(3)	4,135	4,186,183
Series 2022-CSMO, Class C, 8.286%, (1 mo. SOFR + 3.889%), 6/15/27(2)(3)	2,000	2,019,062
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(2)(5)	1,500	1,355,805
Series 2016-C7, Class D, 4.363%, 12/10/54(2)(5)	1,725	1,430,939
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(2)	4,000	3,635,566
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.463%, 8/10/50(2)(5)	2,922	2,701,755
Series 2013-CR13, Class C, 4.944%, 11/10/46(5)	237	225,569
Series 2015-CR22, Class D, 4.071%, 3/10/48(2)(5)	2,324	1,762,998
CSMC Trust:
Series 2016-NXSR, Class D, 4.421%, 12/15/49(2)(5)	2,000	1,558,525
Series 2021-BPNY, Class A, 8.227%, (1 mo. SOFR + 3.829%), 8/15/26(2)(3)	5,213	4,827,492
Series 2022-CNTR, Class A, 8.342%, (1 mo. SOFR + 3.944%), 1/9/25(2)(3)	3,745	2,832,005
Extended Stay America Trust:
Series 2021-ESH, Class C, 6.212%, (1 mo. SOFR + 1.814%), 7/15/38(2)(3)	2,797	2,803,761
Series 2021-ESH, Class D, 6.762%, (1 mo. SOFR + 2.364%), 7/15/38(2)(3)	9,684	9,721,071
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(2)(3)	2,721	2,754,453
Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(2)(3)	6,946	7,075,439
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.743%, (1 mo. SOFR + 4.25%), 12/15/39(2)(3)	3,740	3,778,248
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(2)	2,143	2,232,793
GWT Trust, Series 2024-WLF2, Class D, 7.337%, (1 mo. SOFR + 2.939%), 5/15/41(2)(3)	5,387	5,447,589
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 6.937%, (1 mo. SOFR + 2.54%), 6/15/41(2)(3)	2,095	2,107,700
Series 2024-DPLO, Class D, 7.736%, (1 mo. SOFR + 3.339%), 6/15/41(2)(3)	2,720	2,739,931
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.738%, (1 mo. SOFR + 2.341%), 9/15/41(2)(3)	4,370	4,381,489

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(2)(5)	$6,450	$ 6,214,777
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.512%, 9/15/47(2)(5)	515	301,306
Series 2014-C23, Class D, 4.049%, 9/15/47(2)(5)	3,000	2,589,576
Series 2014-C25, Class D, 3.932%, 11/15/47(2)(5)	2,600	1,327,050
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 4.884%, 12/15/46(2)(5)	1,103	1,035,548
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	1,384	173,963
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.715%, 5/15/49(5)(8)	4,199	3,953,105
Series 2016-C29, Class D, 3.00%, 5/15/49(2)(8)	3,048	2,467,191
Series 2016-C32, Class D, 3.396%, 12/15/49(2)(5)(8)	5,000	3,666,836
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(2)(3)	3,219	1,438,970
ORL Trust, Series 2024-GLKS, Class F, 8.938%, (1 mo. SOFR + 4.438%), 12/15/39(2)(3)	7,980	7,989,755
SHR Trust, Series 2024-LXRY, Class A, 6.347%, (1 mo. SOFR + 1.95%), 10/15/41(2)(3)	7,500	7,567,738
TX Trust, Series 2024-HOU, Class E, 8.784%, (1 mo. SOFR + 4.387%), 6/15/39(2)(3)	5,596	5,607,924
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.929%, 4/10/46(2)(5)	1,697	1,474,195
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,749,040
Series 2015-NXS1, Class C, 3.848%, 5/15/48(5)	1,000	958,468
Series 2016-C35, Class D, 3.142%, 7/15/48(2)	2,150	1,886,404
Series 2016-C36, Class D, 2.942%, 11/15/59(2)	6,000	4,183,961
Total Commercial Mortgage-Backed Securities (identified cost $177,884,681)		$ 164,592,801

Common Stocks — 0.1%
Security	Shares	Value
Energy — 0.1%
Enviva LLC(9)(10)	123,968	$ 2,169,502
		$ 2,169,502
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(11)
Frontera Energy Corp.	362	$ 2,176
		$ 2,176
Total Common Stocks (identified cost $875,214)		$ 2,171,678

Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 0.0%(11)
Ford Motor Co., 0.00%, 3/15/26	$500	$ 485,500
		$ 485,500
Banks — 0.0%(11)
Barclays Bank PLC, 1.00%, 2/16/29	$850	$ 834,445
		$ 834,445
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$600	$ 559,050
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	850	838,648
		$ 1,397,698
Commercial Services — 0.1%
Global Payments, Inc., 1.50%, 3/1/31(2)	$880	$ 865,920
Shift4 Payments, Inc., 0.50%, 8/1/27	800	864,000
		$ 1,729,920
Electric — 0.1%
PPL Capital Funding, Inc., 2.875%, 3/15/28	$850	$ 889,738
		$ 889,738
Healthcare Products — 0.1%
Exact Sciences Corp.:
0.375%, 3/1/28	$950	$ 839,325
1.75%, 4/15/31(2)	600	560,280
		$ 1,399,605
Internet — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(2)	$800	$ 852,200
JD.com, Inc., 0.25%, 6/1/29(2)	800	852,800
Uber Technologies, Inc., 0.00%, 12/15/25	850	858,925
		$ 2,563,925

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Time — 0.0%(11)
NCL Corp. Ltd., 1.125%, 2/15/27	$850	$ 883,469
		$ 883,469
Lodging — 0.0%(11)
Wynn Macau Ltd., 4.50%, 3/7/29(2)	$850	$ 851,265
		$ 851,265
Media — 0.0%(11)
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 734,925
		$ 734,925
Oil and Gas — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(2)	$950	$ 896,619
		$ 896,619
Pharmaceuticals — 0.0%(11)
Jazz Investments I Ltd., 2.00%, 6/15/26	$850	$ 864,663
		$ 864,663
Real Estate Investment Trusts (REITs) — 0.0%(11)
Federal Realty OP LP, 3.25%, 1/15/29(2)	$850	$ 866,575
		$ 866,575
Semiconductors — 0.1%
Microchip Technology, Inc., 0.75%, 6/1/30(2)	$950	$ 877,087
ON Semiconductor Corp., 0.50%, 3/1/29	900	850,725
		$ 1,727,812
Software — 0.0%(11)
Akamai Technologies, Inc., 1.125%, 2/15/29	$900	$ 882,044
		$ 882,044
Total Convertible Bonds (identified cost $17,207,917)		$ 17,008,203

Corporate Bonds — 24.1%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(2)	$3,775	$ 3,889,715
		$ 3,889,715
Aerospace & Defense — 0.4%
Boeing Co., 6.528%, 5/1/34	$8,743	$ 9,163,790
		$ 9,163,790
Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(2)	$1,313	$ 1,309,294
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(2)	3,805	3,710,194
5.308%, 10/20/31(2)	2,230	2,178,665
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(2)	4,970	4,347,950
		$ 11,546,103
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	$3,639	$ 3,637,748
5.303%, 9/6/29	2,908	2,851,519
7.122%, 11/7/33	3,941	4,115,160
7.20%, 6/10/30	2,303	2,425,665
7.35%, 3/6/30	5,097	5,399,757
General Motors Financial Co., Inc., 5.95%, 4/4/34	3,533	3,553,235
		$ 21,983,084
Banks — 5.9%
African Export-Import Bank, 3.994%, 9/21/29(12)	$2,200	$ 2,030,738
Banco Mercantil del Norte SA, 8.375% to 5/20/31(2)(13)(14)	8,225	8,216,252
Banco Santander SA:
6.35%, 3/14/34	7,400	7,507,303
9.625% to 11/21/28(13)(14)	3,000	3,303,654
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(14)	12,156	12,174,806
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(2)(14)	2,900	2,928,817
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(14)	7,660	8,079,507
Barclays PLC, 5.088% to 6/20/29, 6/20/30(14)	3,250	3,167,897

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(2)(14)	$7,145	$ 6,651,756
8.125% to 1/8/34, 1/8/39(2)(14)	4,440	4,532,756
8.45% to 6/29/33, 6/29/38(2)(14)	2,261	2,343,308
BNP Paribas SA, 7.75% to 8/16/29(2)(13)(14)	8,000	8,198,200
BPCE SA, 5.716% to 1/18/29, 1/18/30(2)(14)	1,800	1,809,995
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(2)(14)	250	252,534
6.037% to 6/15/34, 6/15/35(2)(14)	1,389	1,402,560
6.84% to 9/13/33, 9/13/34(2)(14)	4,481	4,767,684
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(2)(14)	7,183	7,216,466
Huntington Bancshares, Inc., 6.141% to 8/18/34, 11/18/39(14)	6,978	6,973,603
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(2)(14)	4,683	5,255,631
KeyBank NA, 5.00%, 1/26/33	2,443	2,344,062
KeyCorp, 5.716%, (SOFR + 1.25%), 5/23/25(3)	1,630	1,631,490
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(2)(14)	5,642	5,633,990
8.50% to 3/25/34(2)(13)(14)	5,261	5,262,147
Synchrony Bank, 5.40%, 8/22/25	1,200	1,201,819
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,724	4,733,897
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(14)	3,554	3,582,187
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(14)	3,393	3,260,122
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(14)	4,827	5,043,347
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(14)	4,134	4,170,622
UBS Group AG:
4.375% to 2/10/31(2)(13)(14)	3,315	2,851,299
9.25% to 11/13/28(2)(13)(14)	4,910	5,320,335
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(2)(14)	5,038	5,048,512
		$ 146,897,296
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(2)	$4,410	$ 4,684,594
		$ 4,684,594
Commercial Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(2)	$4,910	$ 4,629,391
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(2)	$2,340	$ 2,332,870
		$ 6,962,261
Computers — 0.7%
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	$2,991	$ 2,594,457
6.35%, 2/20/34	7,320	7,619,409
McAfee Corp., 7.375%, 2/15/30(2)	3,000	2,917,474
Seagate HDD Cayman, 9.625%, 12/1/32	3,020	3,407,478
		$ 16,538,818
Diversified Financial Services — 5.0%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(2)	$4,899	$ 4,934,424
Ally Financial, Inc.:
Series B, 4.70% to 5/15/26(13)(14)	11,460	10,729,891
5.543% to 1/17/30, 1/17/31(14)	4,494	4,432,383
6.848% to 1/3/29, 1/3/30(14)	1,151	1,193,710
6.992% to 6/13/28, 6/13/29(14)	525	547,134
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(15)	2,946	36,825
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(13)(14)	1,431	1,402,187
Antares Holdings LP:
6.35%, 10/23/29(2)	1,050	1,042,292
6.50%, 2/8/29(2)	2,495	2,494,354
Apollo Debt Solutions BDC, 6.70%, 7/29/31(2)	8,313	8,541,174
Blackstone Private Credit Fund, 6.25%, 1/25/31	1,845	1,876,928
Blue Owl Credit Income Corp., 6.65%, 3/15/31	5,075	5,167,905
CI Financial Corp., 3.20%, 12/17/30	8,089	6,881,650
Enact Holdings, Inc., 6.25%, 5/28/29	10,075	10,273,092
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(2)	16,859	16,427,201
Jefferies Financial Group, Inc., 6.20%, 4/14/34	9,123	9,407,106
LPL Holdings, Inc.:
4.00%, 3/15/29(2)	7,586	7,196,080
6.00%, 5/20/34	2,312	2,355,384
Marex Group PLC, 6.404%, 11/4/29	10,040	10,146,292
Nuveen LLC, 5.85%, 4/15/34(2)	4,063	4,113,917
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	5,745	6,157,352
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(2)	2,900	2,528,573
Synchrony Financial, 4.875%, 6/13/25	563	562,585
TPG Operating Group II LP, 5.875%, 3/5/34	6,590	6,744,386
		$ 125,192,825

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric — 0.5%
Cometa Energia SA de CV, 6.375%, 4/24/35(12)	$1,805	$ 1,785,535
Edison International, Series B, 5.00% to 12/15/26(13)(14)	2,996	2,927,772
Minejesa Capital BV, 4.625%, 8/10/30(12)	1,805	1,744,629
Vistra Operations Co. LLC, 5.70%, 12/30/34(2)	6,559	6,494,262
		$ 12,952,198
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC, 4.75%, 1/15/30(2)	$4,319	$ 3,996,039
		$ 3,996,039
Engineering and Construction — 0.2%
Artera Services LLC, 8.50%, 2/15/31(2)	$4,300	$ 4,149,121
		$ 4,149,121
Entertainment — 0.6%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$16,707	$ 14,726,753
		$ 14,726,753
Environmental Control — 0.1%
Reworld Holding Corp., 4.875%, 12/1/29(2)	$3,760	$ 3,481,476
		$ 3,481,476
Foods — 0.3%
Kroger Co., 5.00%, 9/15/34	$2,993	$ 2,900,450
Smithfield Foods, Inc., 5.20%, 4/1/29(2)	4,300	4,213,940
		$ 7,114,390
Healthcare Services — 0.3%
Centene Corp.:
2.50%, 3/1/31	$3,724	$ 3,082,640
2.625%, 8/1/31	345	284,335
3.375%, 2/15/30	990	882,392
LifePoint Health, Inc., 10.00%, 6/1/32(2)	3,600	3,664,789
		$ 7,914,156
Holding Company - Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	$2,250	$ 2,047,500
		$ 2,047,500
Insurance — 2.0%
American National Group, Inc.:
5.75%, 10/1/29	$4,290	$ 4,298,212
6.144%, 6/13/32(2)	3,300	3,249,606
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(12)(14)	$2,860	$ 3,521,302
Athene Global Funding, 2.646%, 10/4/31(2)	1,826	1,534,935
Essent Group Ltd., 6.25%, 7/1/29	8,889	9,080,566
Global Atlantic Fin Co.:
3.125%, 6/15/31(2)	5,247	4,506,181
6.75%, 3/15/54(2)	7,800	7,926,356
7.95% to 7/15/29, 10/15/54(2)(14)	5,684	5,959,691
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(14)	11,269	10,730,532
		$ 50,807,381
Leisure Time — 0.1%
NCL Corp. Ltd., 5.875%, 3/15/26(2)	$2,550	$ 2,548,413
NCL Finance Ltd., 6.125%, 3/15/28(2)	800	803,167
		$ 3,351,580
Lodging — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$3,596	$ 3,646,202
		$ 3,646,202
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$13,334	$ 10,030,032
McGraw-Hill Education, Inc., 8.00%, 8/1/29(2)	5,200	5,206,505
		$ 15,236,537
Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(2)	$3,250	$ 3,204,753
Nexa Resources SA, 6.75%, 4/9/34(2)	2,687	2,739,044
		$ 5,943,797
Miscellaneous Manufacturing — 0.2%
Calderys Financing LLC, 11.25%, 6/1/28(2)	$3,970	$ 4,254,419
		$ 4,254,419
Oil and Gas — 0.5%
Petroleos Mexicanos, 6.84%, 1/23/30	$8,155	$ 7,455,692
Raizen Fuels Finance SA:
5.70%, 1/17/35(2)	1,964	1,819,646
6.45%, 3/5/34(2)	1,639	1,621,446
6.95%, 3/5/54(2)	1,060	1,046,350
		$ 11,943,134

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Packaging & Containers — 0.1%
Trivium Packaging Finance BV, 5.50%, 8/15/26(2)	$2,874	$ 2,843,809
		$ 2,843,809
Pipelines — 0.2%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(14)	$5,500	$ 5,764,753
		$ 5,764,753
Private Equity — 0.3%
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(14)	$7,615	$ 7,465,061
		$ 7,465,061
Real Estate Investment Trusts (REITs) — 1.2%
American Assets Trust LP, 3.375%, 2/1/31	$3,290	$ 2,863,933
COPT Defense Properties LP, 2.90%, 12/1/33	3,876	3,115,725
EPR Properties:
3.60%, 11/15/31	1,740	1,523,218
3.75%, 8/15/29	4,599	4,266,696
4.95%, 4/15/28	3,759	3,698,805
Kite Realty Group LP, 5.50%, 3/1/34	2,624	2,611,622
Newmark Group, Inc., 7.50%, 1/12/29	6,625	6,928,465
VICI Properties LP:
5.125%, 11/15/31	2,030	1,981,576
5.75%, 4/1/34	3,820	3,857,768
		$ 30,847,808
Retail — 0.7%
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(2)	$3,208	$ 2,935,026
Lithia Motors, Inc., 4.375%, 1/15/31(2)	2,811	2,558,999
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(2)	7,525	7,108,532
Sonic Automotive, Inc., 4.625%, 11/15/29(2)	5,505	5,087,497
		$ 17,690,054
Semiconductors — 0.4%
Intel Corp., 4.90%, 8/5/52	$13,912	$ 10,992,804
		$ 10,992,804
Software — 0.7%
Cloud Software Group, Inc., 9.00%, 9/30/29(2)	$5,200	$ 5,286,028
Security	Principal Amount (000's omitted)	Value
Software (continued)
Concentrix Corp., 6.60%, 8/2/28	$6,633	$ 6,799,389
Playtika Holding Corp., 4.25%, 3/15/29(2)	5,450	4,961,497
		$ 17,046,914
Telecommunications — 0.1%
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(2)	$1,360	$ 990,636
SES SA, 5.30%, 4/4/43(2)	810	592,249
		$ 1,582,885
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(2)	$4,590	$ 4,556,955
Seaspan Corp., 5.50%, 8/1/29(2)	4,657	4,353,678
		$ 8,910,633
Total Corporate Bonds (identified cost $597,287,872)		$ 601,567,890

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Fixed-Income Funds — 0.3%
Eaton Vance Short Duration Income ETF(1)	120,000	$ 6,056,400
Eaton Vance Ultra-Short Income ETF(1)	25,000	1,267,250
Total Exchange-Traded Funds (identified cost $7,325,400)		$ 7,323,650

Preferred Stocks — 0.2%
Security	Shares	Value
Electric Utilities — 0.1%
PG&E Corp., Series A, 6.00%	18,000	$ 896,220
		$ 896,220
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,322,962
Series A2, 6.375%	74,772	1,016,899
		$ 3,339,861

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(11)
U.S. Cellular Corp., 5.50%	16,450	$ 368,151
		$ 368,151
Total Preferred Stocks (identified cost $7,842,410)		$ 4,604,232

Senior Floating-Rate Loans — 1.6%(16)
Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.0%(11)
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28	$598	$ 600,239
		$ 600,239
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(17)	$1,476	$ 1,480,723
Term Loan, 11/30/28(17)	81	80,914
Term Loan, 11/30/28(17)	10	10,043
Term Loan, 11/30/28(17)	183	183,789
Prime Security Services Borrower LLC, Term Loan, 6.524%, (SOFR + 2.00%), 10/13/30	1,446	1,451,495
		$ 3,206,964
Engineering & Construction — 0.1%
APi Group DE, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 1/3/29	$1,672	$ 1,674,919
		$ 1,674,919
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31	$1,746	$ 1,744,220
		$ 1,744,220
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	$3,474	$ 3,489,982
		$ 3,489,982
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	$3,473	$ 3,487,454
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30	$3,474	$ 3,499,222
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29	3,474	3,472,508
		$ 10,459,184
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(17)	$3,500	$ 3,521,875
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	2,985	3,006,629
		$ 6,528,504
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	$1,741	$ 1,756,070
		$ 1,756,070
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	$1,746	$ 1,745,291
		$ 1,745,291
Software — 0.2%
Epicor Software Corp., Term Loan, 5/30/31(17)	$1,750	$ 1,764,674
McAfee LLC, Term Loan, 7.37%, (SOFR + 3.00%), 3/1/29	998	999,620
Open Text Corp., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/30	3,458	3,462,782
		$ 6,227,076
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(17)	$1,750	$ 1,760,937
		$ 1,760,937
Total Senior Floating-Rate Loans (identified cost $39,208,461)		$ 39,193,386

Sovereign Government Bonds — 0.7%
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 0.1%
Dominican Republic International Bonds:
11.25%, 9/15/35(12)	DOP	166,000	$ 2,989,748

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic International Bonds: (continued)
13.625%, 2/3/33(12)	DOP	16,600	$ 333,075
			$ 3,322,823
Mexico — 0.3%
Mexico Bonos, 7.00%, 9/3/26	MXN	93,200	$ 4,280,290
Mexico Udibonos, 4.00%, 11/30/28	MXN	87,508	3,983,072
			$ 8,263,362
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 2,932,343
			$ 2,932,343
Uruguay — 0.2%
Uruguay Government International Bonds, 9.75%, 7/20/33	UYU	148,900	$ 3,410,042
			$ 3,410,042
Total Sovereign Government Bonds (identified cost $19,742,872)			$ 17,928,570

U.S. Government Agency Mortgage-Backed Securities — 24.5%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 2.00%, 4/1/51	$945	$ 750,562
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	232,280	224,050,378
5.50%, 30-Year, TBA(18)	325,705	321,264,712
6.00%, 30-Year, TBA(18)	63,130	63,420,988
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $619,330,778)		$ 609,486,640

U.S. Treasury Obligations — 32.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 2/15/42	$7,264	$ 5,173,635
3.875%, 2/15/43	4,455	3,932,510
4.00%, 11/15/52	57,541	50,142,444
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.625%, 5/15/44	$9,997	$ 9,694,790
6.25%, 5/15/30	5,520	6,000,453
U.S. Treasury Notes:
0.375%, 12/31/25	49,330	47,505,725
4.00%, 1/31/29	311,261	307,070,278
4.00%, 2/15/34	104,540	100,114,993
4.125%, 7/31/28	44,606	44,305,999
4.125%, 3/31/31	21,853	21,456,419
4.50%, 3/31/26	201,942	202,527,337
4.50%, 11/15/33	15,587	15,521,314
Total U.S. Treasury Obligations (identified cost $820,200,973)		$ 813,445,897

Short-Term Investments — 13.6%
Affiliated Fund – 8.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(19)	222,530,378	$ 222,530,378
Total Affiliated Fund (identified cost $222,530,378)		$ 222,530,378

U.S. Treasury Obligations – 4.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/6/25	$115,868	$ 115,393,444
0.00%, 4/1/25	1,548	1,532,093
Total U.S. Treasury Obligations (identified cost $116,887,781)		$ 116,925,537
Total Short-Term Investments (identified cost $339,418,159)		$ 339,455,915
Total Investments — 124.9% (identified cost $3,140,170,458)		$3,111,614,033
Other Assets, Less Liabilities — (24.9)%		$ (619,430,270)
Net Assets — 100.0%		$2,492,183,763

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $842,557,961 or 33.8% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(4)	Principal Amount is denominated in Canadian dollars.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(6)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2024.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Non-income producing security.
(10)	Restricted security. Total market value of restricted securities amounts to $2,169,502, which represents 0.1% of the net assets of the Fund as of December 31, 2024.
(11)	Amount is less than 0.05%.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $14,452,527 or 0.6% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	43,473,357	USD	7,623,655	BNP Paribas	1/17/25	$ —	$(605,481)
CAD	23,550	USD	17,064	State Street Bank and Trust Company	1/17/25	—	(672)
USD	5,196,065	CAD	7,139,531	Credit Agricole Corporate and Investment Bank	1/17/25	226,584	—
USD	12,997	CAD	18,079	UBS AG	1/17/25	413	—
USD	3,173,549	EUR	2,907,464	JPMorgan Chase Bank, N.A.	1/17/25	160,171	—
						$387,168	$(606,153)

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,269	Long	3/31/25	$466,527,674	$ 95,131
U.S. 5-Year Treasury Note	2,753	Long	3/31/25	292,656,806	(1,188,282)
U.S. 10-Year Treasury Note	120	Long	3/20/25	13,050,000	(161,697)
U.S. Long Treasury Bond	1,160	Long	3/20/25	132,058,750	(2,269,673)
U.S. Ultra 10-Year Treasury Note	264	Long	3/20/25	29,386,500	(359,603)
U.S. Ultra-Long Treasury Bond	29	Long	3/20/25	3,448,281	14,449
					$(3,869,675)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$2,102	7.85% (pays annually)	8.31%	3/18/28	$(1,206)	$5,367	$4,161
Total		$2,102				$(1,206)	$5,367	$4,161
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,102,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DOP	– Dominican Peso
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
UYU	– Uruguayan Peso

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Restricted Securities
At December 31, 2024, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	123,968	$875,214	$2,169,502
Total Restricted Securities			$875,214	$2,169,502
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $287,208,217, which represents 11.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Floating-Rate Advantaged Fund, Class R6	$ —	$ 11,900,000	$ —	$ —	$ —	$ 11,900,000	$125,640	1,186,441
Eaton Vance Floating-Rate Fund, Class R6	35,324,903	—	—	—	42,154	35,367,057	690,440	4,215,382
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.175%, 5/15/49	3,964,000	—	—	—	(10,895)	3,953,105	49,494	$ 4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,603,378	—	—	—	(140,323)	2,467,191	26,992	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,521,904	—	—	—	136,741	3,666,836	50,641	5,000,000
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	6,055,900	—	—	500	6,056,400	15,538	120,000
Eaton Vance Ultra-Short Income ETF	—	1,269,500	—	—	(2,250)	1,267,250	14,429	25,000

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$313,416,827	$440,588,953	$(531,475,402)	$ —	$ —	$222,530,378	$2,312,447	222,530,378
Total				$ —	$25,927	$287,208,217	$3,285,621
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 47,267,057	$ —	$ —	$ 47,267,057
Asset-Backed Securities	—	329,737,654	—	329,737,654
Collateralized Mortgage Obligations	—	117,830,460	—	117,830,460
Commercial Mortgage-Backed Securities	—	164,592,801	—	164,592,801
Common Stocks	2,176	2,169,502	—	2,171,678
Convertible Bonds	—	17,008,203	—	17,008,203
Corporate Bonds	—	601,567,890	—	601,567,890
Exchange-Traded Funds	7,323,650	—	—	7,323,650
Preferred Stocks	4,604,232	—	—	4,604,232
Senior Floating-Rate Loans	—	39,193,386	—	39,193,386
Sovereign Government Bonds	—	17,928,570	—	17,928,570
U.S. Government Agency Mortgage-Backed Securities	—	609,486,640	—	609,486,640
U.S. Treasury Obligations	—	813,445,897	—	813,445,897
Short-Term Investments:
Affiliated Fund	222,530,378	—	—	222,530,378
U.S. Treasury Obligations	—	116,925,537	—	116,925,537
Total Investments	$281,727,493	$2,829,886,540	$ —	$3,111,614,033
Forward Foreign Currency Exchange Contracts	$ —	$ 387,168	$ —	$ 387,168
Futures Contracts	109,580	—	—	109,580
Total	$281,837,073	$2,830,273,708	$ —	$3,112,110,781

Eaton Vance
Total Return Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (606,153)	$ —	$ (606,153)
Futures Contracts	(3,979,255)	—	—	(3,979,255)
Swap Contracts	—	(1,206)	—	(1,206)
Total	$ (3,979,255)	$ (607,359)	$ —	$ (4,586,614)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.